Intangibles	12 Months Ended
Dec. 31, 2013
Intangibles [Abstract]
Intangibles
4. Intangibles

Intangible assets consisted of the value received for advertisers and publishers that Kitara Media had at the time they were acquired by the Kitara Signing Holder. The period of benefit of having these advertisers and publishers was determined to be 3 years. Intangible assets also consist of the value received in the acquisition of NYPG for its website and subscribers. The period of benefit for the subscribers was determined to be 7 years and 3 years for the website.  Intangible assets related to the value received in the acquisition of Health Guru Media were the advertiser relationships which are being amortized over 10 years, the video library which also is being amortized over 10 years and the domain name for Gather.com which is being amortized over 18 months and the domain and trade name for Health Guru Media which has been deemed to be perpetual.

Intangible assets are comprised of the following:

	As of December 31, 2013	As of December 31, 2012
Publisher relationships-Kitara Media	$695	$695
Advertiser relationships-Kitara Media	463	463
Advertiser relationships-Healthguru	720	0
Domain and trade name-Healthguru (indefinite life)	680	0
Domain name-Gather	142	0
Video Library	470	0
Subscribers	118	0
Website	26	0
Total Intangible Asset	3,314	1,158
Less: Accumulated Amortization	(1,188)	(772)
Net	$2,126	$386

Amortization expense related to intangible assets was approximately $417 and $386 for the years ended December 31, 2013 and 2012, respectively. The estimated future amortization related to publishers and advertisers related to Kitara Media for 2014 is expected to be $0 as the assets are now fully amortized. Amortization expense for the website and subscribers is expected to be $25 for 2014 and 2015 decreasing to $21 for 2016 and then $17 per year beginning with 2017 to 2019 with $8 in 2020 upon which the asset will be fully amortized. The domain name for Gather.com is expected to be $81 for 2014 decreasing to 54 in 2015 upon which it will be fully amortized.  The Domain name for Health Guru Media has been determined to have a perpetual life.  The video library and advertiser relationships is expected to be $119 for each year from 2014 to 2022 and $109 for 2023 upon which the asset will be fully amortized.